Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AB InBev Efes [member]
Disclosure of associates [line items]
Acquisitions	$ 1,157
Share of results of associates	2
Ending balance	1,159
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,480	$ 2,793
Effect of movements in foreign exchange	(213)	356
Dividends received	(98)	(23)
Share of results of associates	110	354
Ending balance	3,279	3,480
Efes [member]
Disclosure of associates [line items]
Beginning balance	694	750
Effect of movements in foreign exchange	(194)	(54)
Dividends received	(11)
Share of results of associates	(10)	(2)
Ending balance	$ 479	$ 694